Property, Equipment and Leasehold Improvement, Net - Summary of Property Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	¥ 107,581		¥ 99,989
Less: accumulated depreciation	(91,090)		(82,701)
Property, equipment and leasehold improvement, net	16,491	$ 2,259	17,288
Electronic equipment
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	87,232		79,432
Furniture and office equipment
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	2,851		2,890
Vehicles
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement			294
Leasehold improvement
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	¥ 17,498		¥ 17,373